Basis of Presentation and Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Changes in Company's Allowance for Accounts Receivable
The changes in the Company’s allowance for accounts receivable were as follows for the periods ended (in thousands):

	Three Months Ended March 31, 2019	Twelve Months Ended December 31, 2018
Beginning balance	$5,594	$5,356
Provision for doubtful accounts	5,918	19,405
Write-offs and adjustments	(5,704)	(19,167)
Balance at end of period	$5,808	$5,594
The following table summarizes the RIC receivables (in thousands):

	March 31, 2019	December 31, 2018
RIC receivables, gross	$173,254	$175,250
Deferred interest	(29,612)	(34,163)
RIC receivables, net of deferred interest	$143,642	$141,087

Classified on the condensed consolidated unaudited balance sheets as:
Accounts and notes receivable, net	$35,370	$32,185
Long-term notes receivables and other assets, net	108,272	108,902
RIC receivables, net	$143,642	$141,087

The changes in the Company’s allowance for accounts receivable were as follows for the periods ended (in thousands):

	Year ended December 31,
	2018	2017	2016
Beginning balance	$5,356	$4,138	$3,541
Provision for doubtful accounts	19,405	22,465	19,624
Write-offs and adjustments	(19,167)	(21,247)	(19,027)
Balance at end of period	$5,594	$5,356	$4,138
The following table summarizes the installment receivables (in thousands):

	December 31, 2018	December 31, 2017
RIC receivables, gross	$175,250	$131,024
Deferred interest	(34,163)	(36,048)
RIC receivables, net of deferred interest	$141,087	$94,976

Classified on the consolidated balance sheets as:
Accounts and notes receivable, net	$32,185	$16,469
Long-term notes receivables and other assets, net	108,902	78,507
RIC receivables, net	$141,087	$94,976

Schedule Of Depreciation And Amortization Expense
The Company’s depreciation and amortization included in the consolidated statements of operations consisted of the following (in thousands):

	Three Months Ended March 31,
	2019	2018
Amortization of capitalized contract costs	$105,028	$95,363
Amortization of definite-lived intangibles	20,272	22,720
Depreciation of property, plant and equipment	5,921	6,175
Total depreciation and amortization	$131,221	$124,258

The Company’s depreciation and amortization included in the consolidated statements of operations consisted of the following (in thousands):

	Year ended December 31,
	2018	2017	2016
Amortization of capitalized contract costs	$398,174	$—	$—
Amortization of subscriber acquisition costs	—	206,153	154,877
Amortization of definite-lived intangibles	90,945	101,827	116,865
Depreciation of property, plant and equipment	24,963	21,275	16,800
Total depreciation and amortization	$514,082	$329,255	$288,542

Schedule Of Foreign Translation Activity
Translation activity included in the statement of operations in other loss, net related to intercompany balances was as follows: (in thousands)

	Three Months Ended March 31,
	2019	2018
Translation (gain) loss	$(1,701)	$2,075